UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund:  Royce Micro-Cap Trust, Inc.
Fund Address:  1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 115.5%

Consumer Products – 6.8%
Apparel, Shoes and Accessories – 2.2%
dELiA*s [a,b]	90,000	$240,300
Frederick’s of Hollywood Group [b]	121,804	341,051
Hartmarx Corporation [b]	70,000	204,400
Kleinert’s [b,c]	14,200	0
Lazare Kaplan International [b]	151,700	1,274,280
Mothers Work [a,b]	17,400	290,754
Perry Ellis International [a,b]	6,400	139,712
Steven Madden [b]	4,232	72,494
True Religion Apparel [a,b]	6,200	115,010
Weyco Group	120,000	3,560,400
Yamato International	40,000	212,035

		6,450,436

Collectibles – 0.1%
Leapfrog Enterprises Cl. A [a,b]	41,000	289,050

Food/Beverage/Tobacco – 0.9%
Green Mountain Coffee Roasters [a,b]	76,800	2,430,720
Lifeway Foods [a,b]	20,000	213,600

		2,644,320

Health, Beauty and Nutrition – 0.1%
NutriSystem [a,b]	24,400	367,708

Home Furnishing and Appliances – 2.4%
American Woodmark	100,000	2,056,000
Cobra Electronics	10,000	38,100
DTS [a,b]	7,000	168,000
Flexsteel Industries	213,500	2,877,980
Lifetime Brands	42,054	375,963
Natuzzi ADR [b]	387,800	1,434,860

		6,950,903

Household Products/Wares – 0.2%
A.T. Cross Company Cl. A [a,b]	100,000	685,000

Sports and Recreation – 0.8%
Cybex International [a,b]	46,000	175,720
Monaco Coach	142,400	1,349,952
Nautilus [b]	50,000	164,500
Steinway Musical Instruments [b]	10,000	285,200
Sturm, Ruger & Company [b]	45,000	370,800

		2,346,172

Other Consumer Products – 0.1%
NexCen Brands [a,b]	50,000	171,500

Total		19,905,089

Consumer Services – 5.0%
Direct Marketing – 0.3%
Alloy [b]	88,552	650,857
Dover Saddlery [a,b]	20,228	104,984

		755,841

Leisure and Entertainment – 0.4%
Ambassadors Group	22,000	415,580
Ambassadors International [a,b]	6,100	45,201
FortuNet [a,b]	5,000	35,950
GameTech International [b]	17,500	103,425
IMAX Corporation [b]	25,000	174,250
Premier Exhibitions [a,b]	45,800	276,632
TiVo [a,b]	20,000	175,200

		1,226,238

Media and Broadcasting – 0.2%
Ballantyne of Omaha [a,b]	100,000	459,000

Online Commerce – 0.3%
FTD Group	55,000	738,100
PC Mall [a,b]	26,000	276,380

		1,014,480

Restaurants and Lodgings – 0.4%
Benihana Cl. A [a,b]	39,700	447,419
California Pizza Kitchen [a,b]	6,100	79,971
Cosi [b]	71,500	205,205
Famous Dave’s of America [b]	33,300	317,682
Jamba [a,b]	67,000	177,550
Noble Roman’s [b]	60,200	80,066

		1,307,893

Retail Stores – 3.2%
A.C. Moore Arts & Crafts [b]	59,000	402,380
America’s Car-Mart [a,b]	200,000	2,518,000
Buckle (The)	23,500	1,051,155
Build-A-Bear Workshop [a,b]	45,500	413,595
Cache [b]	19,200	216,768
Casual Male Retail Group [b]	2,000	8,400
Cato Corporation Cl. A	68,100	1,017,414
Cost Plus [a,b]	75,000	251,250
Fred’s Cl. A	11,500	117,875
Hibbett Sports [a,b]	16,600	256,304
New York & Company [b]	77,600	445,424
Stein Mart [a,b]	223,291	1,254,895
West Marine [a,b]	142,000	989,740
Wet Seal (The) Cl. A [a,b]	126,500	428,835

		9,372,035

Other Consumer Services – 0.2%
First Cash Financial Services [a,b]	9,200	95,036
Knot (The) [a,b]	25,200	296,100
Shutterfly [a,b]	10,000	148,700

		539,836

Total		14,675,323

Diversified Investment Companies – 2.3%
Closed-End Funds – 2.3%
ASA	48,900	4,015,179
Central Fund of Canada Cl. A	207,000	2,604,060

Total		6,619,239

Financial Intermediaries – 10.3%
Banking - 6.2%
Alliance Bancorp, Inc. of Pennsylvania	50,420	453,780
B of I Holding [b]	100,000	601,000
Bancorp (The) [b]	50,000	604,000
BB Holdings [b]	390,000	2,031,823
CFS Bancorp	60,000	862,200
Chemung Financial	40,000	1,070,000
CNB Financial	30,000	426,000
Commercial National Financial	20,000	321,000
Fauquier Bankshares	160,800	2,894,400
Financial Institutions	50,000	947,500
First National Lincoln	40,200	609,030
Franklin Bank [a,b]	89,900	272,397
HopFed Bancorp	49,000	616,420
Lakeland Financial	45,000	1,019,250
LCNB Corporation	18,535	240,028
Meta Financial Group	44,800	776,832
Nexity Financial [b]	34,000	228,480
Peapack-Gladstone Financial	29,000	784,160
Queen City Investments [b]	948	957,480
Quest Capital	30,000	59,038
Sterling Bancorp	32,869	510,456
Sterling Financial	7,779	121,430
W Holding Company	300,000	357,000
Wilber Corporation	94,550	841,495
WSB Financial Group [a,b]	114,200	576,710

		18,181,909

Insurance – 2.0%
American Physicians Service Group	10,000	195,800
American Safety Insurance Holdings [b]	20,000	342,000
CRM Holdings [a,b]	124,000	621,240
First Acceptance [b]	258,405	736,454
Independence Holding	95,800	1,141,936
Navigators Group [a,b]	15,200	826,880
NYMAGIC	85,400	1,939,434

		5,803,744

Real Estate Investment Trusts – 0.2%
Vestin Realty Mortgage II	74,230	657,678

Securities Brokers – 1.9%
Broadpoint Securities Group [b]	95,000	173,850
Cowen Group [a,b]	123,600	876,324
Diamond Hill Investment Group [a,b]	5,000	382,550
International Assets Holding [b]	7,700	192,192
Sanders Morris Harris Group	186,000	1,517,760
Stifel Financial [a,b]	38,733	1,739,112
Thomas Weisel Partners Group [b]	40,100	265,462
Tradestation Group [a,b]	30,000	255,600

		5,402,850

Total		30,046,181

Financial Services – 8.4%
Diversified Financial Services – 1.2%
Advanta Corporation Cl. B	50,100	352,203
Encore Capital Group [a,b]	86,455	587,894
MarketAxess Holdings [a,b]	123,700	1,229,578
World Acceptance [a,b]	47,951	1,527,239

		3,696,914

Information and Processing – 0.1%
PRG-Schultz International [a,b]	46,100	402,914

Insurance Brokers – 0.3%
Crawford & Company Cl. A [a,b]	50,000	225,000
Health Benefits Direct [b]	160,015	158,415
Western Financial Group	148,000	602,699

		986,114

Investment Management – 4.7%
ADDENDA Capital	131,700	3,389,852
BKF Capital Group [b]	387,000	735,300
Cockleshell [b]	465,300	540,223
Epoch Holding Corporation	211,500	2,533,770
Evercore Partners Cl. A	20,900	370,975
Hennessy Advisors	24,750	195,525
MVC Capital	226,200	3,447,288
Sceptre Investment Counsel	78,000	744,703
UTEK Corporation [b]	30,200	302,000
Westwood Holdings Group	38,280	1,443,156

		13,702,792

Special Purpose Acquisition Corporation – 1.6%
Alternative Asset Management Acquisition (Units) [b]	250,000	2,490,000
General Finance [b]	44,200	312,494
Prospect Acquisition (Units) [b]	50,000	477,500
Shellshock [b]	47,200	62,294
Shermen WSC Acquisition [b]	220,000	1,234,200

		4,576,488

Specialty Finance – 0.5%
MRU Holdings [b]	119,100	258,447
NGP Capital Resources	68,080	1,117,874

		1,376,321

Total		24,741,543

Health – 13.5%
Commercial Services – 1.4%
Medifast [a,b]	36,200	153,126
PAREXEL International [a,b]	129,400	3,377,340
PDI [b]	66,800	562,456

		4,092,922

Drugs and Biotech – 4.2%
Acadia Pharmaceuticals [a,b]	22,300	202,038
Allos Therapeutics [a,b]	53,600	325,888
Anadys Pharmaceuticals [a,b]	420,000	638,400
Barrier Therapeutics [b]	31,300	106,733
BioCryst Pharmaceuticals [a,b]	200,000	922,000
Cambrex Corporation [b]	16,000	110,880
Caraco Pharmaceutical Laboratories [b]	14,650	262,968
Cardiome Pharma [a,b]	21,000	176,400
Cell Genesys [a,b]	78,000	183,300
Cerus Corporation [b]	109,600	632,392
CollaGenex Pharmaceuticals [a,b]	25,000	414,250
Durect Corporation [a,b]	44,100	231,525
DUSA Pharmaceuticals [a,b]	92,600	232,426
Dyax Corporation [b]	47,300	222,783
Emisphere Technologies [a,b]	163,200	272,544
Favrille [a,b]	401,000	637,590
Genitope Corporation [a,b]	196,700	49,175
Genoptix [b]	10,000	250,100
GenVec [a,b]	140,000	246,400
Hi-Tech Pharmacal [b]	29,430	266,341
ImmunoGen [a,b]	24,000	85,920
Lexicon Pharmaceuticals [a,b]	80,000	161,600
MannKind Corporation [a,b]	10,000	59,700
Momenta Pharmaceuticals [a,b]	73,400	802,262
Neuralstem [b]	40,000	102,000
Oncolytics Biotech [a,b]	36,000	63,360
Orchid Cellmark [a,b]	78,000	222,300
Origin Agritech [b]	147,488	778,737
PharmaNet Development Group [a,b]	25,000	630,750
RTI Biologics [a,b]	24,400	230,580
Sangamo BioSciences [a,b]	10,000	101,600
Seattle Genetics [a,b]	57,000	518,700
Senomyx [a,b]	57,000	336,300
Sinovac Biotech [a,b]	70,000	254,800
Strategic Diagnostics [b]	70,000	261,100
Tapestry Pharmaceuticals [a,b,d]	863,000	47,465
Theragenics Corporation [a,b]	145,800	574,452
Trimeris [a,b]	101,000	658,520

		12,274,279

Health Services – 2.5%
Albany Molecular Research [b]	30,000	364,200
Alliance Imaging [a,b]	28,700	246,820
Bio-Imaging Technologies [b]	19,100	133,891
BML	30,000	545,374
CorVel Corporation [b]	40,125	1,227,423
Gentiva Health Services [b]	23,000	500,480
HMS Holdings [a,b]	11,900	339,745
Hooper Holmes [a,b]	67,600	43,940
MedCath Corporation [a,b]	18,000	327,600
Mediware Information Systems [a,b]	30,200	173,046
On Assignment [a,b]	87,500	555,625
PharMerica Corporation [a,b]	100,000	1,657,000
RehabCare Group [a,b]	33,600	504,000
Sun Healthcare Group [a,b]	41,000	538,740
U.S. Physical Therapy [b]	10,000	144,200

		7,302,084

Medical Products and Devices – 5.2%
Abiomed [a,b]	15,000	197,100
Allied Healthcare Products [b]	246,998	1,526,448
AngioDynamics [a,b]	14,000	161,840
Anika Therapeutics [b]	17,000	144,160
Atrion Corporation	4,000	399,760
Caliper Life Sciences [b]	50,000	187,500
Cardiac Science [a,b]	26,243	219,129
CAS Medical Systems [a,b]	70,600	303,580
Celsion Corporation [a,b]	20,212	108,134
CONMED Corporation [a,b]	3,900	99,996
Cutera [a,b]	21,200	285,564
Del Global Technologies [b]	461,301	945,667
EPIX Pharmaceuticals [a,b]	24,666	35,272
Exactech [b]	110,000	2,770,900
HealthTronics [b]	64,400	208,656
Kensey Nash [b]	26,650	771,517
Medical Action Industries [a,b]	125,250	2,057,858
Merit Medical Systems [b]	8,700	137,721
Neurometrix [a,b]	21,500	39,130
NMT Medical [a,b]	17,000	65,960
Orthofix International [a,b]	28,000	1,113,560
OrthoLogic Corporation [a,b]	65,000	55,250
PLC Systems [b]	105,200	38,924
Shamir Optical Industry	7,800	55,458
Synovis Life Technologies [a,b]	20,000	313,600
Thermage [b]	110,000	363,000
Utah Medical Products	42,300	1,255,041
Vital Images [a,b]	16,300	241,566
Young Innovations	61,450	1,064,314

		15,166,605

Personal Care – 0.2%
Helen of Troy [a,b]	20,000	335,400
Nutraceutical International [b]	15,000	195,000

		530,400

Total		39,366,290

Industrial Products – 17.1%
Automotive – 1.2%
Aftermarket Technology [a,b]	8,800	171,072
Commerical Vehicle Group [a,b]	37,600	372,616
LKQ Corporation [a,b]	22,800	512,316
Noble International	24,000	150,000
SORL Auto Parts [a,b]	50,600	256,542
Spartan Motors	6,300	53,298
Strattec Security	28,300	1,197,939
US Auto Parts Network [a,b]	225,900	722,880
Wescast Industries Cl. A [b]	12,900	98,279

		3,534,942

Building Systems and Components – 1.3%
AAON	109,500	2,193,285
Bunka Shutter	90,000	284,346
LSI Industries	90,563	1,196,337

		3,673,968

Construction Materials – 1.8%
Ash Grove Cement	8,000	1,776,000
Monarch Cement	50,410	1,512,300
Trex Company [b]	250,000	1,970,000

		5,258,300

Industrial Components – 2.1%
C&D Technologies [a,b]	53,000	266,060
Deswell Industries	105,300	658,125
Gerber Scientific [a,b]	50,500	448,945
Ladish Company [b]	10,000	360,000
Orion Energy Systems [a,b]	17,436	166,340
Planar Systems [b]	142,000	569,420
Powell Industries [b]	46,800	1,842,516
Tech/Ops Sevcon	76,200	533,400
Zygo Corporation [a,b]	105,200	1,308,688

		6,153,494

Machinery – 4.5%
Active Power [a,b]	187,500	348,750
Alamo Group	38,600	821,022
Astec Industries [b]	200	7,752
Basin Water [a,b]	31,200	179,088
Burnham Holdings Cl. A	95,000	1,377,500
Columbus McKinnon [a,b]	17,000	526,660
Eagle Test Systems [a,b]	17,500	183,750
Eastern Company (The)	39,750	622,087
FreightCar America	9,500	325,850
Gehl Company [b]	20,000	338,800
Gorman-Rupp Company	5,272	173,396
Hurco Companies [b]	15,900	743,802
Kadant [a,b]	16,600	487,708
Keithley Instruments	14,000	135,800
K-Tron International [b]	2,700	324,297
LeCroy Corporation [b]	2,000	17,320
MTS Systems	10,000	322,600
Mueller (Paul) Company	9,650	535,575
StockerYale [b]	355,700	181,407
Sun Hydraulics	58,425	1,710,100
T-3 Energy Services [b]	2,000	85,120
Tennant Company	88,200	3,511,242
Titan Machinery [a,b]	15,700	293,590

		13,253,216

Metal Fabrication and Distribution – 1.1%
Dynamic Materials	2,500	108,000
Encore Wire	15,000	273,150
Houston Wire & Cable	20,175	323,203
Insteel Industries	400	4,652
Measurement Specialties [a,b]	20,000	349,400
NN	114,300	1,112,139
Olympic Steel	12,200	550,220
Universal Stainless & Alloy Products [b]	19,197	570,343

		3,291,107

Miscellaneous Manufacturing – 2.3%
Peerless Manufacturing [b]	84,400	2,735,404
Quixote Corporation	129,300	1,079,655
Raven Industries	73,000	2,211,900
Synalloy Corporation	58,200	707,712

		6,734,671

Paper and Packaging – 0.1%
Mod-Pac Corporation [a,b]	23,200	112,520
Wausau Paper	26,100	215,586

		328,106

Pumps, Valves and Bearings – 0.5%
CIRCOR International	28,000	1,295,000

Specialty Chemicals and Materials – 2.1%
Aceto Corporation	328,019	2,276,452
American Vanguard	19,333	321,701
Balchem Corporation	33,750	773,550
Hawkins	118,167	1,796,138
Metabolix [a,b]	3,000	32,850
Park Electrochemical	25,900	669,515
Symyx Technologies [b]	29,000	217,500

		6,087,706

Textiles - 0.1%
Unifi [b]	100,000	289,000

Total		49,899,510

Industrial Services – 15.7%
Advertising and Publishing – 0.5%
DG FastChannel [a,b]	15,200	291,536
Greenfield Online [a,b]	20,000	237,200
Journal Register [b]	105,600	58,080
Voyager Learning [b]	125,000	806,250

		1,393,066

Commercial Services – 5.5%
Animal Health International [a,b]	50,000	547,000
Canadian Solar [a,b]	25,000	522,500
Carlisle Group [b]	188,800	324,117
CBIZ [a,b]	87,000	706,440
CDI Corporation	10,200	255,510
ClearPoint Business Resources [b]	120,000	184,800
Collectors Universe	33,200	344,948
Diamond Management & Technology Consultants	188,100	1,213,245
eTelecare Global Solutions ADR [b]	30,500	182,085
Forrester Research [b]	101,500	2,697,870
Geo Group (The) [a,b]	68,300	1,942,452
Gevity HR	50,600	438,196
Hudson Highland Group [b]	44,700	378,609
Kforce [b]	55,000	486,200
Landauer	21,300	1,072,242
Lincoln Educational Services [b]	19,000	228,000
Metalico [a,b]	14,300	140,283
PeopleSupport [b]	43,300	394,896
SM&A [a,b]	31,300	134,903
StarTek [a,b]	45,400	418,134
Team [b]	4,400	120,120
Travelcenters of America [a,b]	125,000	762,500
Volt Information Sciences [b]	63,200	1,071,872
Waste Services [a,b]	72,200	586,264
Westaff [b]	362,500	783,000
Willdan Group [b]	40,100	237,392

		16,173,578

Engineering and Construction – 3.8%
Cavco Industries [b]	9,400	329,376
Exponent [b]	117,600	3,861,984
Great Lakes Dredge & Dock	23,200	119,944
Hanfeng Evergreen [b]	17,900	198,976
Hill International [a,b]	20,000	250,200
HLS Systems International [a,b]	151,727	1,168,298
Insituform Technologies Cl. A [a,b]	56,400	780,012
Integrated Electrical Services [a,b]	132,000	2,073,720
Modtech Holdings [b]	3,800	1,064
Nobility Homes	13,800	241,500
Skyline Corporation	32,100	893,022
Sterling Construction [b]	28,300	515,626
SYS [a,b]	351,500	752,210

		11,185,932

Food and Tobacco Processors – 1.9%
Cal-Maine Foods	45,000	1,502,100
Farmer Bros.	42,400	981,136
Galaxy Nutritional Foods [b]	382,600	65,042
Imperial Sugar	20,120	378,658
ML Macadamia Orchards L.P.	120,200	384,640
Seneca Foods Cl. A [b]	62,500	1,312,500
Seneca Foods Cl. B [a,b]	42,500	871,250

		5,495,326

Industrial Distribution – 0.6%
Central Steel & Wire	1,088	739,840
Lawson Products	28,000	771,400
Toshin Group	20,000	328,145

		1,839,385

Printing - 1.1%
Bowne & Co.	66,500	1,014,125
Champion Industries	23,500	122,670
Courier Corporation	27,950	697,353
Ennis	7,200	120,816
Multi-Color Corporation	24,700	552,292
Schawk	38,900	622,011

		3,129,267

Transportation and Logistics – 2.3%
ABX Holdings [b]	100,000	294,000
Euroseas	41,900	502,800
Forward Air	50,700	1,796,808
Frozen Food Express Industries	92,000	730,480
MAIR Holdings [a,b]	8,600	32,680
Marten Transport [a,b]	21,450	332,904
Patriot Transportation Holding [b]	3,000	235,320
Universal Truckload Services [b]	134,200	2,800,754

		6,725,746

Other Industrial Services – 0.0%
Allen-Vanguard Corporation [b]	7,700	25,655

Total		45,967,955

Natural Resources – 12.4%
Energy Services – 4.9%
Boots & Coots International Well Control [b]	200,000	358,000
CE Franklin [a,b]	33,250	256,690
Dril-Quip [a,b]	55,000	2,555,850
Environmental Power [a,b]	115,000	477,250
Foraco International [b]	40,000	120,805
Green Plains Renewable Energy [a,b]	16,400	120,704
Gulf Island Fabrication	34,416	988,427
GulfMark Offshore [a,b]	55,400	3,031,488
ION Geophysical [b]	43,500	600,300
Particle Drilling Technologies [b]	40,000	77,600
Pason Systems	209,200	3,077,520
Pioneer Drilling [b]	7,500	119,475
Willbros Group [b]	54,100	1,655,460
World Energy Solutions [b]	875,300	767,470

		14,207,039

Oil and Gas – 1.8%
Approach Resources [b]	12,000	188,160
Bonavista Energy Trust	40,100	1,166,141
Bronco Drilling [b]	34,200	550,962
Cano Petroleum [a,b]	58,000	271,440
GeoMet [a,b]	95,000	632,700
Gran Tierra Energy [a,b]	124,900	414,668
Nuvista Energy [b]	121,000	1,862,536
PetroCorp [b,c]	104,200	0
Storm Cat Energy [a,b]	182,300	134,902

		5,221,509

Precious Metals and Mining – 4.1%
Allied Nevada Gold [b]	136,050	702,018
Aquiline Resources [b]	33,900	293,605
Aurizon Mines [a,b]	197,000	935,750
Brush Engineered Materials [a,b]	15,500	397,885
Central African Gold [b]	89,790	59,698
Chesapeake Gold [b]	20,000	125,676
Duluth Metals [b]	87,500	225,900
Endeavour Mining Capital	337,000	2,281,797
Endeavour Silver [b]	50,000	172,000
Entrée Gold [b]	177,900	346,905
Etruscan Resources [b]	20,000	47,543
Gammon Gold [a,b]	83,836	629,608
Gateway Gold [b]	400,000	95,475
Golden Star Resources [a,b]	168,100	576,583
Great Basin Gold [b]	13,500	48,926
Greystar Resources [b]	11,900	68,401
Liberty Mines [b]	261,900	273,012
Mercator Minerals [b]	17,600	180,895
Metallica Resources [a,b]	186,300	1,097,307
Midway Gold [b]	227,500	653,831
Minefinders Corporation [b]	36,000	442,080
New Gold [a,b]	141,200	982,752
Northgate Minerals [b]	270,000	861,300
Quaterra Resources [b]	40,000	134,444
Uranium Resources [a,b]	18,565	111,204
US Silver [b]	72,200	46,424
Vista Gold [a,b]	50,000	219,500
Yamana Gold	8,145	119,080

		12,129,599

Real Estate – 1.5%
Avatar Holdings [a,b]	9,100	396,669
HomeFed Corporation [b]	11,352	557,383
Kennedy-Wilson [b]	21,500	860,000
PICO Holdings [b]	45,700	1,381,511
Pope Resources L.P.	33,000	1,138,500

		4,334,063

Other Natural Resources – 0.1%
Neo Material Technologies [b]	80,000	297,725

Total		36,189,935

Technology – 22.5%
Aerospace and Defense – 2.6%
Aerovironment [a,b]	19,400	396,730
American Science & Engineering	2,100	114,597
Astronics Corporation [b]	26,400	510,048
Ducommun [b]	72,100	1,995,007
HEICO Corporation	41,600	2,028,000
HEICO Corporation Cl. A	24,160	947,797
Integral Systems [b]	42,210	1,233,798
SIFCO Industries [a,b]	45,800	471,740

		7,697,717

Components and Systems – 2.7%
Acacia Research-Acacia Technologies [b]	71,950	413,713
CSP [a,b]	122,581	739,163
Excel Technology [b]	91,900	2,477,624
Giga-tronics [a,b]	3,200	4,704
InFocus Corporation [b]	90,000	168,300
MOCON	15,600	175,968
Optex Company	35,000	489,260
Richardson Electronics	139,350	589,451
Rimage Corporation [b]	20,000	438,000
SCM Microsystems [a,b]	37,900	98,540
SMART Modular Technologies (WWH) [a,b]	15,100	93,771
TransAct Technologies [b]	78,600	385,926
TTM Technologies [b]	162,200	1,836,104

		7,910,524

Distribution – 0.6%
Agilysys	90,000	1,044,000
Alliance Distributors Holding [b]	1,300,000	273,000
China 3C Group [b]	110,300	148,905
Nu Horizons Electronics [a,b]	40,000	251,200

		1,717,105

Internet Software and Services – 1.6%
CryptoLogic	20,000	317,200
Descartes Systems Group (The) [b]	49,200	173,184
eResearch Technology [b]	185,000	2,297,700
iPass [a,b]	190,000	573,800
Jupitermedia Corporation [b]	355,800	743,622
NIC	26,800	190,548
Stamps.com [b]	35,500	364,230

		4,660,284

IT Services – 4.5%
BluePhoenix Solutions [b]	10,000	83,500
CIBER [a,b]	182,662	895,044
Cogent Communications Group [a,b]	24,800	454,088
Computer Task Group [b]	481,100	1,982,132
iGATE Corporation [a,b]	273,400	1,946,608
Rainmaker Systems [a,b]	50,500	164,125
Sapient Corporation [a,b]	500,000	3,480,000
Syntel	54,300	1,447,095
TriZetto Group (The) [b]	145,200	2,423,388
Yucheng Technologies [a,b]	11,800	195,290

		13,071,270

Semiconductors and Equipment – 2.8%
Actions Semiconductor ADR [b]	54,750	162,060
Cascade Microtech [b]	55,037	439,195
CEVA [b]	47,534	363,635
Cohu	21,000	341,250
Electroglas [a,b]	281,700	408,465
Exar Corporation [a,b]	121,208	997,542
GSI Technology [b]	41,300	109,445
Ikanos Communications [b]	38,700	176,859
Intevac [a,b]	40,550	525,122
JDS Uniphase [a,b]	54,283	726,849
Mattson Technology [a,b]	65,600	399,504
Maxwell Technologies [b]	32,400	330,156
Melco Holdings	30,000	515,628
Nanometrics [a,b]	37,000	264,550
NetList [b]	77,200	112,712
PDF Solutions [b]	25,000	137,750
Photronics [b]	29,750	284,113
Rudolph Technologies [b]	18,100	176,837
Semitool [b]	25,500	212,160
SiRF Technology Holdings [a,b]	11,500	58,535
Trident Microsystems [a,b]	54,200	279,130
Virage Logic [b]	180,000	1,036,800
Zarlink Semiconductor [a,b]	188,700	152,847

		8,211,144

Software - 4.7%
ACI Worldwide [b]	97,600	1,944,192
Aladdin Knowledge Systems [b]	27,300	519,519
American Software Cl. A	50,000	313,000
Bottomline Technologies [b]	20,000	252,000
Convera Corporation Cl. A [a,b]	170,000	289,000
Digimarc Corporation [a,b]	40,100	400,599
DivX [a,b]	37,200	260,400
Evans & Sutherland Computer [b]	78,500	59,668
Fundtech [b]	51,000	619,650
ILOG ADR [a,b]	35,000	332,500
JDA Software Group [a,b]	59,500	1,085,875
OpenTV Cl. A [a,b]	328,100	387,158
Pegasystems	385,300	3,710,439
Phase Forward [a,b]	43,000	734,440
PLATO Learning [b]	160,000	468,800
Renaissance Learning	2,365	33,086
SeaChange International [a,b]	20,000	140,600
SPSS [b]	41,800	1,621,004
TeleCommunication Systems Cl. A [a,b]	10,000	31,500
Trintech Group ADR [a,b]	94,852	213,417
Unica Corporation [a,b]	35,000	238,000

		13,654,847

Telecommunications – 3.0%
Anaren [b]	50,900	644,394
Atlantic Tele-Network	4,100	138,703
Captaris [b]	43,300	191,386
Communications Systems	10,700	115,239
Comtech Group [a,b]	47,700	514,683
Diguang International Development [b]	300,000	303,000
Endwave Corporation [b]	12,000	72,840
Global Telecom & Technology [a,b]	68,500	26,030
Globecomm Systems [b]	44,400	386,280
NMS Communications [b]	630,000	945,000
Novatel Wireless [a,b]	64,500	624,360
NumereX Corporation Cl. A [a,b]	17,800	124,600
Oplink Communications [b]	15,900	141,033
PC-Tel [b]	44,100	299,880
Performance Technologies [b]	41,250	188,925
Radyne Corporation [b]	25,520	217,430
REMEC	143,387	140,519
Sierra Wireless [a,b]	23,100	368,445
Symmetricom [a,b]	101,482	354,172
Tollgrade Communications [b]	14,800	77,552
UTStarcom [a,b]	109,700	311,548
ViaSat [a,b]	76,812	1,668,357
Zhone Technologies [b]	931,600	912,968

		8,767,344

Total		65,690,235

Miscellaneous [e] – 1.5%
Total		4,446,970

TOTAL COMMON STOCKS
(Cost $268,847,152)		337,548,270

PREFERRED STOCK – 0.5%
Seneca Foods Conv. [b]
(Cost $943,607)	75,409	1,527,032

REPURCHASE AGREEMENT – 4.9%
State Street Bank & Trust Company,
2.10% dated 3/31/08, due 4/1/08,
maturity value $14,424,841 (collateralized
by obligations of various U.S. Government
Agencies, valued at $14,790,000)
(Cost $14,424,000)		14,424,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 13.6%
Fannie Mae-Notes
6.11%
due 8/24/27	$15,983	16,076
Federal Home Loan Bank-Bonds
5.25%-5.50%
due 5/7/10-6/25/10	4,645	4,743
Federal National Mortgage Association-Bonds
5.25%
due 8/1/12	7,353	7,413
Freddie Mac-Discount Notes
4.625%-6.00%
due 6/4/15-6/5/17	15,470	15,727
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		39,563,280

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $39,607,239)		39,607,239

TOTAL INVESTMENTS – 134.5%
(Cost $323,821,998)		393,106,541
LIABILITIES LESS CASH
AND OTHER ASSETS – (14.0)%		(40,899,920)

PREFERRED STOCK – (20.5)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$292,206,621

[a]	All or a portion of these securities were on loan at March 31, 2008. Total market value of loaned securities at March 31, 2008 was $38,314,042.
[b]	Non-income producing.
[c]	Securities for which market quotations are no longer readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.
[d]	At March 31, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

The Fund effected the following transactions in shares of such companies during the period ended March 31, 2008:
			Market			Realized			Market
		Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
	Affiliated Company	12/31/07	12/31/07	Purchases	Sales	(Loss)	Income	3/31/08	3/31/08

	BKF Capital Group*	406,500	$902,430	$-	$73,854	$(32,865)	$-
	Tapestry Pharmaceuticals	815,600	244,680	13,272	-	-	-	863,000	$47,465

			$1,147,110			$(32,865)	$-		$47,465

*	Not an Affiliated Company at March 31, 2008.

[e]	Includes securities first acquired in 2008 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $325,127,55. At March 31, 2008, net unrealized appreciation for all securities was $67,978,983, consisting of aggregate gross unrealized appreciation of $109,486,982 and aggregate gross unrealized depreciation of $41,507,999. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:
Level 1	Level 2	Level 3	Total

$305,784,734	$87,321,807	$0	$393,106,541

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 27, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 27, 2008